SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is February 15, 2017.

MFS® International Value Fund

Effective immediately, the paragraphs following the table in the section entitled "Purchase and Sale of Fund Shares" under the main heading entitled "Summary of Key information" are restated in their entirety as follows:
Effective at the close of business on May 29, 2015 (the "Closing Date"), the fund was closed to new investors subject to certain exceptions.  Shareholders of the fund as of the Closing Date can continue to make additional purchases and reinvest distributions in the fund in any account open as of the Closing Date.  Shareholders of the fund as of the Closing Date may also: 1) exercise their one-time Reinstatement Privilege to reinvest in shares of the fund within 90 days of a redemption of fund shares, and 2) transfer some or all of the shares in their account to another account and such account will be treated as having been open as of the Closing Date.
In addition, shares of the fund may continue to be purchased by the following investors:
1)	Purchases by retirement plans other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans, and SARSEP plans;
2)
Purchases by qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as amended,  if the fund was offered as an investment option by such program on the Closing Date; and

3)
Purchases through accounts maintained by the fund on an omnibus basis for which investment decisions are controlled by a financial intermediary's home office discretionary model portfolios where at least one of the financial intermediary's home office discretionary model portfolios included the fund as of the Closing Date (approved and recommended fund lists are not included within this exception).

The fund reserves the right to make additional exceptions, modify or limit the above exceptions, or re-open the fund at any time without prior notice.
Financial intermediaries are responsible for enforcing these restrictions with respect to their investors.  MFS' ability to monitor financial intermediaries' enforcement of these restrictions is limited by operational systems and the cooperation of financial intermediaries.  In addition, with respect to omnibus accounts, MFS' ability to monitor is also limited by a lack of information with respect to the underlying shareholder accounts.
Effective immediately, the second paragraph through the fifth paragraph under the main heading entitled "Description of Share Classes" are restated in their entirety as follows:
Effective at the close of business on May 29, 2015 (the "Closing Date"), the fund was closed to new investors subject to certain exceptions.  Shareholders of the fund as of the Closing Date can continue to make additional purchases and reinvest distributions in the fund in any account open as of the Closing Date.  Shareholders of the fund as of the Closing Date may also: 1) exercise their one-time Reinstatement Privilege to reinvest in shares of the fund within 90 days of a redemption of fund shares, and 2) transfer some or all of the shares in their account to another account and such account will be treated as having been open as of the Closing Date.
In addition, shares of the fund may continue to be purchased by the following investors:
1)	Purchases by retirement plans other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans, and SARSEP plans;
2)
Purchases by qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as amended,  if the fund was offered as an investment option by such program on the Closing Date; and

3)
Purchases through accounts maintained by the fund on an omnibus basis for which investment decisions are controlled by a financial intermediary's home office discretionary model portfolios where at least one of the financial intermediary's home office discretionary model portfolios included the fund as of the Closing Date (approved and recommended fund lists are not included within this exception).

The fund reserves the right to make additional exceptions, modify or limit the above exceptions, or re-open the fund at any time without prior notice.
Financial intermediaries are responsible for enforcing these restrictions with respect to their investors.  MFS' ability to monitor financial intermediaries' enforcement of these restrictions is limited by operational systems and the cooperation of financial intermediaries.  In addition, with respect to omnibus accounts, MFS' ability to monitor is also limited by a lack of information with respect to the underlying shareholder accounts.
Effective immediately, the fourth paragraph through the seventh paragraph in the section entitled "How to Purchase Shares" under the main heading entitled "How to Purchase, Redeem, and Exchange Shares" are restated in their entirety as follows:
Effective at the close of business on May 29, 2015 (the "Closing Date"), the fund was closed to new investors subject to certain exceptions.  Shareholders of the fund as of the Closing Date can continue to make additional purchases and reinvest distributions in the fund in any account open as of the Closing Date.  Shareholders of the fund as of the Closing Date may also: 1) exercise their one-time Reinstatement Privilege to reinvest in shares of the fund within 90 days of a redemption of fund shares, and 2) transfer some or all of the shares in their account to another account and such account will be treated as having been open as of the Closing Date.
In addition, shares of the fund may continue to be purchased by the following investors:
1)	Purchases by retirement plans other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans, and SARSEP plans;
2)	Purchases by qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as
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MFS International Value Fund

amended,  if the fund was offered as an investment option by such program on the Closing Date; and
3)
Purchases through accounts maintained by the fund on an omnibus basis for which investment decisions are controlled by a financial intermediary's home office discretionary model portfolios where at least one of the financial intermediary's home office discretionary model portfolios included the fund as of the Closing Date (approved and recommended fund lists are not included within this exception).

The fund reserves the right to make additional exceptions, modify or limit the above exceptions, or re-open the fund at any time without prior notice.
Financial intermediaries are responsible for enforcing these restrictions with respect to their investors.  MFS' ability to monitor financial intermediaries' enforcement of these restrictions is limited by operational systems and the cooperation of financial intermediaries.  In addition, with respect to omnibus accounts, MFS' ability to monitor is also limited by a lack of information with respect to the underlying shareholder accounts.

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